Stock-Based Compensation (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of weighted average assumptions to compute the grant-date fair value of options
Grant date fair value of shares	$ 8.05	$ 4.41
Volatility	45.00%	33.00%
Restricted stock awards [Member]
Summary of weighted average assumptions to compute the grant-date fair value of options
Grant date fair value of shares	$ 19.84	$ 17.00
Risk-free interest rate	Forward Treasury Curve	Forward Treasury Curve
Market risk premium	0.00%	0.00%
Volatility	45.00%
Annual forfeiture estimate	0.00%	0.00%
Weighted average grant-date fair value of restricted stock awards granted	$ 18.01	$ 13.49
Year 1 [Member] | Restricted stock awards [Member]
Summary of weighted average assumptions to compute the grant-date fair value of options
Volatility		21.00%
Year 2 [Member] | Restricted stock awards [Member]
Summary of weighted average assumptions to compute the grant-date fair value of options
Volatility		24.00%
Year 3 [Member] | Restricted stock awards [Member]
Summary of weighted average assumptions to compute the grant-date fair value of options
Volatility		31.00%
After 3 years [Member] | Restricted stock awards [Member]
Summary of weighted average assumptions to compute the grant-date fair value of options
Volatility		32.50%